Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 1,557	$ 1,350	$ 1,479
Restricted cash	60,310	63,160
Containers orders placed	$ 88,194